INTEREST EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST EXPENSES [Abstract]
Interest Expenses, net of capitalized interest	$ 23,455	$ 23,392	$ 27,127
Amortization of Deferred Financing Costs	3,600	2,988	4,354
Total Interest Expenses	27,055	26,380	31,481
Interest expenses, capitalized interest	$ 800	$ 1,500	$ 100